Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2014	2013
Borrowings under lines of credit	$132,495	$95,690
Other financial liabilities	198	958
Short-term borrowings and other financial liabilities	132,693	96,648
Short-term borrowings from related parties (see Note 3.b, excluding interest)	5,357	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$138,050	$158,990